Investment property	6 Months Ended
Dec. 31, 2019
Investment property
Investment properties

16         Investment property

Total
£’000
At 1 July 2019
Cost	32,193
Accumulated depreciation and impairment	(7,214)
Net book amount	24,979
Six months ended 31 December 2019
Opening net book amount	24,979
Depreciation charge	(187)
Closing net book amount	24,792
At 31 December 2019
Cost	32,193
Accumulated depreciation and impairment	(7,401)
Net book amount	24,792

At 1 July 2018
Cost	19,769
Accumulated depreciation and impairment	(5,933)
Net book amount	13,836
Six months ended 31 December 2018
Opening net book amount	13,836
Depreciation charge	(64)
Closing net book amount	13,772
At 31 December 2018
Cost	19,769
Accumulated depreciation and impairment	(5,997)
Net book amount	13,772

Management obtained an external valuation report carried out in accordance with the Royal Institution of Chartered Surveyors (“RICS”) Valuation - Professional Standards, January 2014 as of 30 June 2019. The fair value of investment properties as of 30 June 2019 was £27,633,000. Management has considered the carrying amount of investment property as of 31 December 2019 and concluded that, as there are no indicators of impairment, an impairment test is not required. The external valuation was carried out on the basis of Market Value, as defined in the RICS Valuation – Professional Standards, January 2014. Fair value of investment property is determined using inputs that are not based on observable market data, consequently the asset is categorized as Level 3.